Distribution Date:	11/17/23	Morgan Stanley Capital I Trust 2021-L7
Determination Date:	11/13/23
Next Distribution Date:	12/15/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2021-L7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		Jane Lam		cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Exchangeable Certificate Detail	6		Bank, N.A.
Additional Information	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Cash Flows	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Balances	9	Master Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	10-14		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Mortgage Loan Detail (Part 1)	15-17		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Mortgage Loan Detail (Part 2)	18-20	Special Servicer	KeyBank National Association
Principal Prepayment Detail	21		Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Historical Detail	22		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Delinquency Loan Detail	23	Representations Reviewer
Collateral Stratification and Historical Detail	24		Attention: MSC 2021-L7 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	25		375 N. French Road, Suite 100 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	26	Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	28				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61772TAY0	0.881000%	18,400,000.00	12,843,629.96	254,067.59	9,429.36	0.00	0.00	263,496.95	12,589,562.37	30.20%	30.00%
A-2	61772TAZ7	2.206000%	92,100,000.00	92,100,000.00	0.00	169,310.50	0.00	0.00	169,310.50	92,100,000.00	30.20%	30.00%
A-3	61772TBB9	1.978000%	68,100,000.00	68,100,000.00	0.00	112,251.50	0.00	0.00	112,251.50	68,100,000.00	30.20%	30.00%
A-SB	61772TBA1	2.336000%	34,100,000.00	34,100,000.00	0.00	66,381.33	0.00	0.00	66,381.33	34,100,000.00	30.20%	30.00%
A-4	61772TBC7	2.322000%	190,000,000.00	190,000,000.00	0.00	367,650.00	0.00	0.00	367,650.00	190,000,000.00	30.20%	30.00%
A-5	61772TBH6	2.574000%	223,272,000.00	223,272,000.00	0.00	478,918.44	0.00	0.00	478,918.44	223,272,000.00	30.20%	30.00%
A-S	61772TBQ6	2.767000%	52,537,000.00	52,537,000.00	0.00	121,141.57	0.00	0.00	121,141.57	52,537,000.00	24.28%	24.13%
B	61772TBV5	2.970000%	43,595,000.00	43,595,000.00	0.00	107,897.63	0.00	0.00	107,897.63	43,595,000.00	19.38%	19.25%
C	61772TCA0	3.325000%	46,948,000.00	46,948,000.00	0.00	130,085.08	0.00	0.00	130,085.08	46,948,000.00	14.09%	14.00%
D	61772TAG9	2.500000%	29,063,000.00	29,063,000.00	0.00	60,547.92	0.00	0.00	60,547.92	29,063,000.00	10.82%	10.75%
E	61772TAJ3	2.500000%	24,591,000.00	24,591,000.00	0.00	51,231.25	0.00	0.00	51,231.25	24,591,000.00	8.05%	8.00%
F	61772TAL8	2.536900%	10,061,000.00	10,061,000.00	0.00	21,269.79	0.00	0.00	21,269.79	10,061,000.00	6.92%	6.88%
G	61772TAN4	2.536900%	14,531,000.00	14,531,000.00	0.00	30,719.74	0.00	0.00	30,719.74	14,531,000.00	5.28%	5.25%
H-RR	61772TAQ7	3.536900%	10,060,000.00	10,060,000.00	0.00	29,651.01	0.00	0.00	29,651.01	10,060,000.00	4.15%	4.13%
J-RR	61772TAS3	3.536900%	36,888,512.00	36,888,512.00	0.00	108,725.80	0.00	0.00	108,725.80	36,888,512.00	0.00%	0.00%
V	61772TAV6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61772TAW4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC32SGK9	3.536900%	21,467,837.00	21,334,447.33	6,099.30	62,881.50	0.00	0.00	68,980.80	21,328,348.03	0.00%	0.00%
RR interest	N/A	3.536900%	5,477,010.00	5,442,978.78	1,556.09	16,042.72	0.00	0.00	17,598.81	5,441,422.69	0.00%	0.00%
Regular SubTotal			921,191,359.00	915,467,568.07	261,722.98	1,944,135.14	0.00	0.00	2,205,858.12	915,205,845.09

X-A	61772TBN3	1.208252%	625,972,000.00	620,415,629.96	0.00	624,682.05	0.00	0.00	624,682.05	620,161,562.37
X-B	61772TBP8	0.524954%	143,080,000.00	143,080,000.00	0.00	62,592.06	0.00	0.00	62,592.06	143,080,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	61772TAA2	1.036900%	53,654,000.00	53,654,000.00	0.00	46,361.51	0.00	0.00	46,361.51	53,654,000.00
X-F	61772TAC8	1.000000%	10,061,000.00	10,061,000.00	0.00	8,384.17	0.00	0.00	8,384.17	10,061,000.00
X-G	61772TAE4	1.000000%	14,531,000.00	14,531,000.00	0.00	12,109.17	0.00	0.00	12,109.17	14,531,000.00
Notional SubTotal			847,298,000.00	841,741,629.96	0.00	754,128.96	0.00	0.00	754,128.96	841,487,562.37

Deal Distribution Total					261,722.98	2,698,264.10	0.00	0.00	2,959,987.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61772TAY0	698.02336739	13.80802120	0.51246522	0.00000000	0.00000000	0.00000000	0.00000000	14.32048641	684.21534620
A-2	61772TAZ7	1,000.00000000	0.00000000	1.83833333	0.00000000	0.00000000	0.00000000	0.00000000	1.83833333	1,000.00000000
A-3	61772TBB9	1,000.00000000	0.00000000	1.64833333	0.00000000	0.00000000	0.00000000	0.00000000	1.64833333	1,000.00000000
A-SB	61772TBA1	1,000.00000000	0.00000000	1.94666657	0.00000000	0.00000000	0.00000000	0.00000000	1.94666657	1,000.00000000
A-4	61772TBC7	1,000.00000000	0.00000000	1.93500000	0.00000000	0.00000000	0.00000000	0.00000000	1.93500000	1,000.00000000
A-5	61772TBH6	1,000.00000000	0.00000000	2.14500000	0.00000000	0.00000000	0.00000000	0.00000000	2.14500000	1,000.00000000
A-S	61772TBQ6	1,000.00000000	0.00000000	2.30583341	0.00000000	0.00000000	0.00000000	0.00000000	2.30583341	1,000.00000000
B	61772TBV5	1,000.00000000	0.00000000	2.47500011	0.00000000	0.00000000	0.00000000	0.00000000	2.47500011	1,000.00000000
C	61772TCA0	1,000.00000000	0.00000000	2.77083326	0.00000000	0.00000000	0.00000000	0.00000000	2.77083326	1,000.00000000
D	61772TAG9	1,000.00000000	0.00000000	2.08333345	0.00000000	0.00000000	0.00000000	0.00000000	2.08333345	1,000.00000000
E	61772TAJ3	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	61772TAL8	1,000.00000000	0.00000000	2.11408309	0.00000000	0.00000000	0.00000000	0.00000000	2.11408309	1,000.00000000
G	61772TAN4	1,000.00000000	0.00000000	2.11408299	0.00000000	0.00000000	0.00000000	0.00000000	2.11408299	1,000.00000000
H-RR	61772TAQ7	1,000.00000000	0.00000000	2.94741650	0.00000000	0.00000000	0.00000000	0.00000000	2.94741650	1,000.00000000
J-RR	61772TAS3	1,000.00000000	0.00000000	2.94741626	0.00000000	0.00000000	0.00000000	0.00000000	2.94741626	1,000.00000000
V	61772TAV6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61772TAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR	BCC32SGK9	993.78653425	0.28411339	2.92910273	0.00000000	0.00000000	0.00000000	0.00000000	3.21321612	993.50242085
RR interest	N/A	993.78653316	0.28411305	2.92910183	0.00000000	0.00000000	0.00000000	0.00000000	3.21321487	993.50242012

Notional Certificates
X-A	61772TBN3	991.12361249	0.00000000	0.99793928	0.00000000	0.00000000	0.00000000	0.00000000	0.99793928	990.71773557
X-B	61772TBP8	1,000.00000000	0.00000000	0.43746198	0.00000000	0.00000000	0.00000000	0.00000000	0.43746198	1,000.00000000
X-D	61772TAA2	1,000.00000000	0.00000000	0.86408301	0.00000000	0.00000000	0.00000000	0.00000000	0.86408301	1,000.00000000
X-F	61772TAC8	1,000.00000000	0.00000000	0.83333366	0.00000000	0.00000000	0.00000000	0.00000000	0.83333366	1,000.00000000
X-G	61772TAE4	1,000.00000000	0.00000000	0.83333356	0.00000000	0.00000000	0.00000000	0.00000000	0.83333356	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/23 - 10/30/23	30	0.00	9,429.36	0.00	9,429.36	0.00	0.00	0.00	9,429.36	0.00
A-2	10/01/23 - 10/30/23	30	0.00	169,310.50	0.00	169,310.50	0.00	0.00	0.00	169,310.50	0.00
A-3	10/01/23 - 10/30/23	30	0.00	112,251.50	0.00	112,251.50	0.00	0.00	0.00	112,251.50	0.00
A-SB	10/01/23 - 10/30/23	30	0.00	66,381.33	0.00	66,381.33	0.00	0.00	0.00	66,381.33	0.00
A-4	10/01/23 - 10/30/23	30	0.00	367,650.00	0.00	367,650.00	0.00	0.00	0.00	367,650.00	0.00
A-5	10/01/23 - 10/30/23	30	0.00	478,918.44	0.00	478,918.44	0.00	0.00	0.00	478,918.44	0.00
X-A	10/01/23 - 10/30/23	30	0.00	624,682.05	0.00	624,682.05	0.00	0.00	0.00	624,682.05	0.00
X-B	10/01/23 - 10/30/23	30	0.00	62,592.06	0.00	62,592.06	0.00	0.00	0.00	62,592.06	0.00
A-S	10/01/23 - 10/30/23	30	0.00	121,141.57	0.00	121,141.57	0.00	0.00	0.00	121,141.57	0.00
B	10/01/23 - 10/30/23	30	0.00	107,897.63	0.00	107,897.63	0.00	0.00	0.00	107,897.63	0.00
C	10/01/23 - 10/30/23	30	0.00	130,085.08	0.00	130,085.08	0.00	0.00	0.00	130,085.08	0.00
X-D	10/01/23 - 10/30/23	30	0.00	46,361.51	0.00	46,361.51	0.00	0.00	0.00	46,361.51	0.00
X-F	10/01/23 - 10/30/23	30	0.00	8,384.17	0.00	8,384.17	0.00	0.00	0.00	8,384.17	0.00
X-G	10/01/23 - 10/30/23	30	0.00	12,109.17	0.00	12,109.17	0.00	0.00	0.00	12,109.17	0.00
D	10/01/23 - 10/30/23	30	0.00	60,547.92	0.00	60,547.92	0.00	0.00	0.00	60,547.92	0.00
E	10/01/23 - 10/30/23	30	0.00	51,231.25	0.00	51,231.25	0.00	0.00	0.00	51,231.25	0.00
F	10/01/23 - 10/30/23	30	0.00	21,269.79	0.00	21,269.79	0.00	0.00	0.00	21,269.79	0.00
G	10/01/23 - 10/30/23	30	0.00	30,719.74	0.00	30,719.74	0.00	0.00	0.00	30,719.74	0.00
H-RR	10/01/23 - 10/30/23	30	0.00	29,651.01	0.00	29,651.01	0.00	0.00	0.00	29,651.01	0.00
J-RR	10/01/23 - 10/30/23	30	0.00	108,725.80	0.00	108,725.80	0.00	0.00	0.00	108,725.80	0.00
RR	10/01/23 - 10/30/23	30	0.00	62,881.50	0.00	62,881.50	0.00	0.00	0.00	62,881.50	0.00
RR interest	10/01/23 - 10/30/23	30	0.00	16,042.72	0.00	16,042.72	0.00	0.00	0.00	16,042.72	0.00
Totals			0.00	2,698,264.10	0.00	2,698,264.10	0.00	0.00	0.00	2,698,264.10	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	N/A	2.322000%	190,000,000.00	190,000,000.00	0.00	367,650.00	0.00	0.00	367,650.00	190,000,000.00
A-4-1	61772TBD5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	61772TBE3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	61772TBF0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	61772TBG8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	N/A	2.574000%	223,272,000.00	223,272,000.00	0.00	478,918.44	0.00	0.00	478,918.44	223,272,000.00
A-5-1	61772TBJ2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	61772TBK9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	61772TBL7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	61772TBM5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	2.767000%	52,537,000.00	52,537,000.00	0.00	121,141.57	0.00	0.00	121,141.57	52,537,000.00
A-S-1	61772TBR4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	61772TBS2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	61772TBT0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	61772TBU7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	2.970000%	43,595,000.00	43,595,000.00	0.00	107,897.63	0.00	0.00	107,897.63	43,595,000.00
B-1	61772TBW3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	61772TBX1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	61772TBY9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	61772TBZ6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	3.325000%	46,948,000.00	46,948,000.00	0.00	130,085.08	0.00	0.00	130,085.08	46,948,000.00
C-1	61772TCB8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	61772TCC6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	61772TCD4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	61772TCE2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			556,352,000.00	556,352,000.00	0.00	1,205,692.72	0.00	0.00	1,205,692.72	556,352,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information

Total Available Distribution Amount (1)	2,959,987.08
Non-VRR Interest Available Funds	2,873,407.48
VRR Interest Available Funds	86,579.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,713,323.20	Master Servicing Fee	7,104.92
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,377.50
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	394.16
ARD Interest	0.00	Operating Advisor Fee	1,182.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,713,323.20	Total Fees	15,059.07

Principal		Expenses/Reimbursements
Scheduled Principal	261,722.99	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	261,722.99	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,698,264.10
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	261,722.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,959,987.08
Total Funds Collected	2,975,046.19	Total Funds Distributed	2,975,046.15

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	915,467,569.05	915,467,569.05	Beginning Certificate Balance	915,467,568.07
(-) Scheduled Principal Collections	261,722.99	261,722.99	(-) Principal Distributions	261,722.98
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	915,205,846.06	915,205,846.06	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	915,467,569.07	915,467,569.07	Ending Certificate Balance	915,205,845.09
Ending Actual Collateral Balance	915,205,846.09	915,205,846.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.98)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.97)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	30	183,689,162.45	20.07%	89	3.6911	2.643525	1.609 or less	11	83,285,542.89	9.10%	94	3.8709	1.484617
10,000,001 to 20,000,000	20	266,212,844.93	29.09%	85	3.3869	2.404547	1.61 to 1.80	4	37,699,653.90	4.12%	94	3.6357	1.761916
20,000,001 to 30,000,000	5	121,850,000.00	13.31%	87	3.1861	2.962146	1.81 to 2.09	11	232,930,117.27	25.45%	82	3.6335	1.960403
30,000,001 to 40,000,000	5	176,800,000.00	19.32%	84	3.4716	2.440452	2.01 to 2.209	10	212,536,722.53	23.22%	81	3.3795	2.084607
40,000,001 to 50,000,000	1	44,103,838.68	4.82%	93	3.5500	1.920000	2.21 to 2.409	8	111,507,106.04	12.18%	89	3.5565	2.268857
50,000,001 to 60,000,000	1	51,050,000.00	5.58%	93	2.9540	3.920000	2.41 or greater	23	350,376,703.43	38.28%	92	3.2081	3.530566
60,000,001 or greater	1	71,500,000.00	7.81%	94	3.6500	2.040000	Totals	63	915,205,846.06	100.00%	87	3.4419	2.566388
Totals	63	915,205,846.06	100.00%	87	3.4419	2.566388
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	11,744,004.31	1.28%	94	3.9500	1.800000	Wisconsin	1	2,350,000.00	0.26%	95	3.0700	3.410000
Arizona	7	82,079,549.00	8.97%	94	3.3250	2.957961	Totals	102	915,205,846.06	100.00%	87	3.4419	2.566388
California	4	24,207,106.04	2.64%	94	3.1152	4.056190
									Property Type³
Connecticut	1	5,300,000.00	0.58%	94	3.4700	1.420000
Florida	10	76,988,932.12	8.41%	85	3.6853	2.406620		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	5	19,748,601.52	2.16%	95	3.4874	2.669293		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	1	1,726,664.39	0.19%	95	5.4900	0.920000	Industrial	8	46,665,669.26	5.10%	78	3.1419	3.137676
Indiana	2	9,746,494.60	1.06%	57	3.2656	1.839266	Lodging	2	14,904,955.31	1.63%	85	4.0041	2.224300
Kansas	1	15,675,000.00	1.71%	92	3.8500	2.520000	Mixed Use	6	62,564,286.58	6.84%	64	3.8765	1.750257
Louisiana	2	15,450,000.00	1.69%	95	3.6794	2.551230	Mobile Home Park	9	16,981,156.97	1.86%	94	3.5276	3.700233
Michigan	2	7,564,056.28	0.83%	94	3.0561	1.561538	Multi-Family	19	144,960,803.03	15.84%	94	3.5305	2.243259
Minnesota	1	13,930,000.00	1.52%	93	3.4700	2.070000	Office	12	250,430,500.71	27.36%	84	3.3383	2.223567
Mississippi	1	3,575,000.00	0.39%	94	3.9500	2.370000	Other	1	4,000,000.00	0.44%	95	3.0500	5.450000
Montana	1	13,000,000.00	1.42%	58	3.4250	2.690000	Retail	23	272,286,786.34	29.75%	91	3.5065	2.716855
Nevada	1	8,764,328.03	0.96%	93	4.3400	1.490000	Self Storage	22	102,411,687.86	11.19%	93	3.1883	3.457255
New Jersey	3	71,500,000.00	7.81%	94	3.6500	2.040000	Totals	102	915,205,846.06	100.00%	87	3.4419	2.566388
New York	20	243,518,589.62	26.61%	78	3.3776	2.357643
North Carolina	3	15,628,788.55	1.71%	92	3.7906	3.159008
Ohio	2	6,757,817.66	0.74%	34	2.9500	2.140000
Oregon	2	16,560,963.00	1.81%	95	3.2491	2.991612
Tennessee	1	5,600,000.00	0.61%	93	4.9000	1.300000
Texas	20	226,577,795.14	24.76%	94	3.2968	2.894241
Virgin Islands	1	3,419,216.32	0.37%	33	3.6000	2.370000
Virginia	6	11,678,711.48	1.28%	94	3.5131	2.186019
Washington	1	2,114,228.00	0.23%	93	2.9540	3.920000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.2490% or less	15	277,545,560.12	30.33%	84	2.9194	3.374965	12 months or less	1	40,000,000.00	4.37%	95	2.9000	3.210000
	3.2500% to 3.4990%	14	167,094,620.01	18.26%	91	3.3823	2.539233	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9990%	26	428,574,195.45	46.83%	88	3.7052	2.141150	25 months to 36 months	61	867,707,996.79	94.81%	87	3.4597	2.540662
	4.0000% or greater	8	41,991,470.48	4.59%	86	4.4447	1.670165	37 months to 48 months	1	7,497,849.27	0.82%	76	4.2700	2.110000
	Totals	63	915,205,846.06	100.00%	87	3.4419	2.566388	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	915,205,846.06	100.00%	87	3.4419	2.566388
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	119 months or less	63	915,205,846.06	100.00%	87	3.4419	2.566388	Interest Only	33	540,367,333.00	59.04%	84	3.2949	2.844643
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360.9999 months or less	29	330,734,674.38	36.14%	91	3.6675	2.197961
	Totals	63	915,205,846.06	100.00%	87	3.4419	2.566388	361 months or greater	1	44,103,838.68	4.82%	93	3.5500	1.920000
								Totals	63	915,205,846.06	100.00%	87	3.4419	2.566388
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	62	899,205,846.06	98.25%	88	3.4546	2.575576			No outstanding loans in this group
	13 months to 24 months	1	16,000,000.00	1.75%	57	2.7247	2.050000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	915,205,846.06	100.00%	87	3.4419	2.566388
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10230136	OF	Various	NJ	Actual/360	3.650%	224,728.47	0.00	0.00	N/A	09/06/31	--	71,500,000.00	71,500,000.00	11/06/23
2-A-3-C-1	10227278	OF	New York	NY	Actual/360	2.725%	56,309.82	0.00	0.00	N/A	08/06/28	--	24,000,000.00	24,000,000.00	11/06/23
2-A-3-C-2	10227279				Actual/360	2.725%	37,539.88	0.00	0.00	N/A	08/06/28	--	16,000,000.00	16,000,000.00	11/06/23
2-A-3-C-3	10227280				Actual/360	2.725%	27,740.10	0.00	0.00	N/A	08/06/28	--	11,823,204.00	11,823,204.00	11/06/23
3	10225432	SS	Various	Various	Actual/360	2.954%	129,857.02	0.00	0.00	N/A	08/01/31	--	51,050,000.00	51,050,000.00	11/01/23
4-A-1	10209356	RT	Mesa	AZ	Actual/360	3.620%	124,688.89	0.00	0.00	N/A	10/01/31	--	40,000,000.00	40,000,000.00	11/01/23
4-A-4	10229037				Actual/360	3.620%	22,210.21	0.00	0.00	N/A	10/01/31	--	7,125,000.00	7,125,000.00	11/01/23
5	10230137	OF	Spring	TX	Actual/360	3.550%	134,921.07	32,086.36	0.00	N/A	08/06/31	--	44,135,925.04	44,103,838.68	11/06/23
6	10230138	OF	Houston	TX	Actual/360	2.900%	99,888.89	0.00	0.00	N/A	10/06/31	--	40,000,000.00	40,000,000.00	11/06/23
7	10230139	MF	Brooklyn	NY	Actual/360	3.498%	97,895.42	0.00	0.00	N/A	09/06/31	--	32,500,000.00	32,500,000.00	11/06/23
8	10230140	RT	Arlington	TX	Actual/360	3.520%	97,904.89	0.00	0.00	N/A	08/01/31	--	32,300,000.00	32,300,000.00	11/01/23
9	10230141	MU	Brooklyn	NY	Actual/360	3.925%	108,155.56	0.00	0.00	N/A	10/06/26	--	32,000,000.00	32,000,000.00	11/06/23
10	10230142	IN	Various	Various	Actual/360	3.070%	68,733.89	0.00	0.00	N/A	10/06/31	--	26,000,000.00	26,000,000.00	11/06/23
11	10224475	MF	Houston	TX	Actual/360	3.150%	67,676.88	0.00	0.00	N/A	10/01/31	--	24,950,000.00	24,950,000.00	11/01/23
12	10230143	MF	New York	NY	Actual/360	3.840%	77,706.67	0.00	0.00	N/A	08/06/31	--	23,500,000.00	23,500,000.00	11/06/23
13	10230144	RT	New Braunfels	TX	Actual/360	3.170%	63,875.50	0.00	0.00	N/A	09/06/31	--	23,400,000.00	23,400,000.00	11/06/23
14	10230145	RT	Pasadena	TX	Actual/360	3.500%	49,372.23	27,234.79	0.00	N/A	09/06/31	--	16,381,568.92	16,354,334.13	11/06/23
15	10230146	RT	Various	Various	Actual/360	3.950%	53,047.68	23,779.90	0.00	N/A	09/01/31	--	15,595,887.17	15,572,107.27	11/01/23
16	10230147	RT	Kansas City	KS	Actual/360	3.850%	51,966.98	0.00	0.00	N/A	07/06/31	--	15,675,000.00	15,675,000.00	11/06/23
17	10230148	MF	Various	NY	Actual/360	3.900%	52,390.00	0.00	0.00	N/A	08/06/31	--	15,600,000.00	15,600,000.00	11/06/23
18	10225558	MF	San Antonio	TX	Actual/360	3.250%	41,979.17	0.00	0.00	N/A	09/01/31	--	15,000,000.00	15,000,000.00	11/01/23
19	10224310	RT	Pensacola	FL	Actual/360	3.680%	47,058.00	0.00	0.00	N/A	09/01/31	--	14,850,000.00	14,850,000.00	11/01/23
20	10224108	RT	New York	NY	Actual/360	2.850%	35,585.41	0.00	0.00	N/A	08/01/31	--	14,499,999.00	14,499,999.00	11/01/23
21	10230149	RT	Rochester	MN	Actual/360	3.470%	41,623.61	0.00	0.00	N/A	08/01/31	--	13,930,000.00	13,930,000.00	11/01/23
22	10230150	MF	New York	NY	Actual/360	3.310%	39,191.32	0.00	0.00	N/A	10/06/31	--	13,750,000.00	13,750,000.00	11/06/23
23	10225234	IN	Various	Various	Actual/360	2.950%	32,793.54	23,759.61	0.00	N/A	09/01/26	--	12,909,428.87	12,885,669.26	11/01/23
24	10230151	RT	Billings	MT	Actual/360	3.425%	38,340.97	0.00	0.00	N/A	09/01/28	--	13,000,000.00	13,000,000.00	11/01/23
25	10230152	OF	Salem	OR	Actual/360	3.345%	36,005.21	0.00	0.00	N/A	10/06/31	--	12,500,000.00	12,500,000.00	11/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	10226129	SS	Fort Walton Beach	FL	Actual/360	3.570%	35,967.75	0.00	0.00	N/A	10/01/31	--	11,700,000.00	11,700,000.00	11/01/23
27	10230153	RT	Atlanta	GA	Actual/360	3.470%	32,616.16	18,160.53	0.00	N/A	10/06/31	--	10,915,513.59	10,897,353.06	11/06/23
28	10224548	SS	Various	NC	Actual/360	3.800%	35,094.58	0.00	0.00	N/A	07/01/31	--	10,725,000.00	10,725,000.00	11/01/23
29	10230154	RT	San Diego	CA	Actual/360	2.543%	23,430.92	0.00	0.00	N/A	08/06/31	--	10,700,000.00	10,700,000.00	11/06/23
30	10230155	SS	New Iberia	LA	Actual/360	3.950%	36,394.86	0.00	0.00	N/A	10/01/31	--	10,700,000.00	10,700,000.00	11/01/23
31	10222602	RT	Rockledge	FL	Actual/360	3.300%	28,608.64	17,376.66	0.00	N/A	09/01/31	--	10,067,554.87	10,050,178.21	11/01/23
32	10218620	OF	Queens	NY	Actual/360	3.760%	31,856.92	0.00	0.00	N/A	08/01/31	--	9,839,130.00	9,839,130.00	11/01/23
33	10218877	OF	Various	Various	Actual/360	3.600%	30,380.00	0.00	0.00	N/A	08/01/26	--	9,800,000.00	9,800,000.00	11/01/23
34	10230156	MH	Various	TX	Actual/360	3.300%	27,706.25	0.00	0.00	N/A	10/06/31	--	9,750,000.00	9,750,000.00	11/06/23
35	10230157	MU	Brooklyn	NY	Actual/360	3.400%	28,545.83	0.00	0.00	N/A	08/06/31	--	9,750,000.00	9,750,000.00	11/06/23
36	10230158	OF	Las Vegas	NV	Actual/360	4.340%	32,800.76	12,446.53	0.00	N/A	08/06/31	--	8,776,774.56	8,764,328.03	11/06/23
37	10224095	SS	Maricopa	AZ	Actual/360	2.850%	22,087.50	0.00	0.00	N/A	07/01/31	--	9,000,000.00	9,000,000.00	11/01/23
38	10209828	LO	Crestview	FL	Actual/360	4.270%	27,612.70	11,836.22	0.00	N/A	03/01/30	--	7,509,685.49	7,497,849.27	11/01/23
39	10230159	IN	Kissimmee	FL	Actual/360	3.700%	24,787.94	0.00	0.00	N/A	07/06/31	--	7,780,000.00	7,780,000.00	11/06/23
40	10230160	LO	Banning	CA	Actual/360	3.735%	23,860.84	11,733.55	0.00	N/A	10/06/31	--	7,418,839.59	7,407,106.04	11/06/23
41	10224112	RT	Rego Park	NY	Actual/360	3.300%	19,828.58	10,828.29	0.00	N/A	08/01/31	--	6,977,798.33	6,966,970.04	11/01/23
42	10230161	RT	Tampa	FL	Actual/360	3.250%	19,590.28	0.00	0.00	N/A	10/01/31	--	7,000,000.00	7,000,000.00	11/01/23
43	10225845	MF	Various	VA	Actual/360	3.300%	19,072.42	11,584.45	0.00	N/A	09/01/31	--	6,711,703.15	6,700,118.70	11/01/23
44	10230162	MF	Tyler	TX	Actual/360	4.240%	24,353.77	9,549.70	0.00	N/A	10/06/31	--	6,670,234.03	6,660,684.33	11/06/23
45	10230163	MU	Bronx	NY	Actual/360	3.759%	20,552.26	10,047.08	0.00	N/A	09/06/31	--	6,349,333.66	6,339,286.58	11/06/23
46	10230164	MF	Brooklyn	NY	Actual/360	3.780%	20,506.50	0.00	0.00	N/A	09/06/31	--	6,300,000.00	6,300,000.00	11/06/23
47	10230165	MU	Chattanooga	TN	Actual/360	4.900%	23,628.89	0.00	0.00	N/A	08/06/31	--	5,600,000.00	5,600,000.00	11/06/23
48	10225588	SS	Taylor	MI	Actual/360	2.650%	11,973.08	10,189.93	0.00	N/A	09/01/31	--	5,246,877.79	5,236,687.86	11/01/23
49	10230166	RT	Lake Mary	FL	Actual/360	4.650%	21,622.50	0.00	0.00	N/A	10/01/28	--	5,400,000.00	5,400,000.00	11/01/23
50	10230167	MU	New Hartford	CT	Actual/360	3.470%	15,836.69	0.00	0.00	N/A	09/06/31	--	5,300,000.00	5,300,000.00	11/06/23
51	10230168	RT	Richmond	VA	Actual/360	3.800%	16,313.91	6,983.96	0.00	N/A	08/06/31	--	4,985,576.74	4,978,592.78	11/06/23
52	10224909	MH	Flat Rock	NC	Actual/360	3.770%	15,942.08	6,922.29	0.00	N/A	08/01/31	--	4,910,710.84	4,903,788.55	11/01/23
53	10230169	RT	Albany	GA	Actual/360	4.050%	14,815.81	6,317.49	0.00	N/A	10/01/31	--	4,248,261.95	4,241,944.46	11/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
54	10230170	SS	Cloverdale	CA	Actual/360	2.850%	9,816.67	0.00	0.00	N/A	08/06/31	--	4,000,000.00	4,000,000.00	11/06/23
55	10230171	98	Staten Island	NY	Actual/360	3.050%	10,505.56	0.00	0.00	N/A	10/06/31	--	4,000,000.00	4,000,000.00	11/06/23
56	10230172	RT	Lake Station	IN	Actual/360	3.800%	11,859.53	5,660.47	0.00	N/A	10/06/31	--	3,624,303.47	3,618,643.00	11/06/23
57	10230173	MU	Oxford	MS	Actual/360	3.950%	12,159.97	0.00	0.00	N/A	09/06/31	--	3,575,000.00	3,575,000.00	11/06/23
58	10230174	MH	Holland	MI	Actual/360	3.970%	7,967.75	3,329.83	0.00	N/A	09/06/31	--	2,330,698.25	2,327,368.42	11/06/23
59	10230175	OF	Los Angeles	CA	Actual/360	4.350%	7,866.25	0.00	0.00	N/A	08/06/31	--	2,100,000.00	2,100,000.00	11/06/23
60	10230176	RT	Lombard	IL	Actual/360	5.490%	8,171.77	1,895.35	0.00	N/A	10/06/31	--	1,728,559.74	1,726,664.39	11/06/23
Totals							2,713,323.20	261,722.99	0.00				915,467,569.05	915,205,846.06
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,464,561.63	6,050,329.78	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-3-C-1	60,102,513.63	58,988,608.35	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-3-C-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-3-C-3	59,117,398.01	58,988,608.35	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,892,409.90	4,578,778.46	07/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-1	7,670,828.96	3,459,277.78	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-4	7,670,828.96	3,459,277.78	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,309,100.06	2,015,686.91	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	11,197,324.00	5,569,880.43	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,430,224.48	1,254,997.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,120,277.17	1,641,298.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,534,577.24	1,200,431.25	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,826,175.12	2,135,998.66	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,784,516.72	1,514,681.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,464,772.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,566,935.03	1,699,633.73	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,734,300.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,835,605.81	1,351,401.44	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,773,743.69	838,912.82	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,192,235.10	1,154,312.68	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,285,619.36	1,155,470.19	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,587,932.57	667,591.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,765,164.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,268,059.00	575,342.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	895,109.81	540,435.52	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,670,687.41	1,677,771.82	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,509,647.38	692,141.63	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,152,148.21	577,755.55	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	883,623.34	873,389.47	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	949,287.83	807,888.93	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,188,089.74	678,205.45	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,792,937.56	321,288.27	07/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	907,161.23	470,599.09	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,082,888.85	521,753.34	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	422,343.16	298,661.03	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	849,426.04	430,813.65	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,460,122.70	750,363.69	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	611,320.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	803,343.89	442,719.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,176,853.41	808,366.26	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,321,338.32	579,545.02	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,041,755.52	581,296.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,163,637.39	556,772.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,682,771.44	830,100.45	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	705,262.73	388,016.24	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	648,130.73	283,850.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	548,739.88	299,043.29	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	681,717.39	288,345.65	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	453,884.17	296,388.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	459,675.19	397,007.10	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	314,836.65	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	603,251.07	497,562.96	08/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	765,649.00	186,190.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	535,408.92	343,043.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	637,874.54	282,090.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	408,526.10	269,234.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	820,811.98	405,108.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	592,260.34	340,603.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	213,420.92	141,322.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	352,069.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	232,612.04	117,223.79	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	207,415.19	87,184.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	138,833.26	66,138.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	224,165,140.56	175,743,578.71				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.441861%	3.422759%	87
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.441909%	3.422806%	88
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.441961%	3.422857%	89
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.442009%	3.422904%	90
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.442052%	3.422946%	91
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.442100%	3.422993%	92
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.442144%	3.423035%	93
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.442191%	3.423082%	94
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.442234%	3.423124%	95
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.442291%	3.423179%	96
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.442333%	3.423220%	97
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.442375%	3.423261%	98
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		54,685,669	54,685,669		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		70,223,204	70,223,204		0	0
> 60 Months		790,296,973	790,296,973		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	915,205,846	915,205,846	0	0	0	0
Oct-23	915,467,569	915,467,569	0	0	0	0
Sep-23	915,747,368	915,747,368	0	0	0	0
Aug-23	916,007,413	916,007,413	0	0	0	0
Jul-23	916,242,149	916,242,149	0	0	0	0
Jun-23	916,493,439	916,493,439	0	0	0	0
May-23	916,726,667	916,726,667	0	0	0	0
Apr-23	916,976,502	916,976,502	0	0	0	0
Mar-23	917,208,231	917,208,231	0	0	0	0
Feb-23	917,491,387	917,491,387	0	0	0	0
Jan-23	917,721,516	917,721,516	0	0	0	0
Dec-22	917,950,933	917,950,933	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 31

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31